Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Results (Unaudited)
Quarterly Financial Results (Unaudited)

Summarized quarterly results for the two years ended December 31, 2014 and 2013, respectively, are as follows:

	2014
(in millions, except per share amounts)	First	Second	Third	Fourth
Revenues	$2,640	$2,837	$2,792	$2,883
Expenses	2,355	2,455	2,439	2,465
Operating profit	285	382	353	418
Interest income	3	4	2	2
Interest expense	(467)	(463)	(418)	(405)
Loss on debt extinguishment	—	—	(260)	—
Other income	1	82	57	21
(Loss) income before income taxes and equity earnings in affiliates	(178)	5	(266)	36
Income tax expense (benefit)	37	40	(23)	28
Equity earnings in affiliates	50	58	55	57
Net (loss) income	(165)	23	(188)	65
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	36	57	47	53
Net (loss) income attributable to First Data Corporation	$(201)	$(34)	$(235)	$12
Net (loss) income per share, basic and diluted	$(201,000)	$(34,000)	$(235,000)	$12,000

	2013
(in millions, except per share amounts)	First	Second	Third	Fourth
Revenues	$2,591	$2,709	$2,712	$2,797
Expenses	2,400	2,438	2,408	2,439
Operating profit	191	271	304	358
Interest income	2	3	3	3
Interest expense	(469)	(472)	(469)	(471)
Other income (expense)	—	15	(36)	(26)
Loss before income taxes and equity earnings in affiliates	(276)	(183)	(198)	(136)
Income tax expense (benefit)	62	11	29	(15)
Equity earnings in affiliates	38	51	47	52
Net loss	(300)	(143)	(180)	(69)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	39	44	39	55
Net (loss) income attributable to First Data Corporation	$(339)	$(187)	$(219)	$(124)
Net (loss) income per share, basic and diluted	$(339,000)	$(187,000)	$(219,000)	$(124,000)